Equity (Details)		1 Months Ended			12 Months Ended
	Apr. 05, 2022 € / shares shares	Feb. 28, 2023 € / shares	Dec. 31, 2022 EUR (€) € / shares shares	Feb. 28, 2022 EUR (€)	Dec. 31, 2022 EUR (€) item € / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 shares	Mar. 02, 2023 shares
Shares of the Parent Company
Number of share classes | item					1
Number of votes per share | item					1
Par value per share | € / shares			€ 0		€ 0
Share capital | €			€ 245,896,461.96		€ 245,896,461.96	€ 245,896,461.96
Shares issued for share-based payment					20,800,000
Cancellation of treasury shares (in shares)					63,963,583
Shares held by Group companies			45,281,539		45,281,539	40,467,555
Shares held by Group companies (as a percent)			0.80%		0.80%	0.70%
Reconciliation of the number of shares outstanding
Balance as of beginning of the year (in shares)					5,634,993,000	5,617,496,000	5,605,581,000
Settlement of share-based payments (in shares)					15,986,016	17,497,000	11,915,000
Acquisition of treasury shares (in shares)					63,963,000
Balance as of end of the year (in shares)			5,587,016,000		5,587,016,000	5,634,993,000	5,617,496,000
Number of shares authorized for issue	550,000,000
Repurchase of shares authorized (in shares)	550,000,000
Repurchase of shares (as a percent)	10.00%
Target share future buyback | €				€ 600,000,000
Repurchase period				2 years
Acquisition of treasury shares | €					€ 312,000,000
2023 AGM
Shares of the Parent Company
Number of shares issued								5,632,297,576
Reconciliation of the number of shares outstanding
Dividends proposed (in EUR per share) | € / shares					€ 0.12
Dividends proposed | €					€ 676,000,000
2022 AGM
Reconciliation of the number of shares outstanding
Dividends proposed (in EUR per share) | € / shares	€ 0.08
Dividends paid | €					€ 337,000,000
Dividends paid (in EUR per share) | € / shares		€ 0.02			€ 0.06
2021 AGM
Reconciliation of the number of shares outstanding
Dividends proposed | €						€ 0
Tranche one
Reconciliation of the number of shares outstanding
Acquisition of treasury shares (in shares)					63,963,583
Repurchase of shares (as a percent)					1.10%
Average purchase price (in EUR per share) | € / shares			€ 4.69		€ 4.69
Acquisition of treasury shares | €					€ 300,000,000
Tranche two
Reconciliation of the number of shares outstanding
Repurchase of shares authorized (in shares)			275,000,000
Repurchase of shares (as a percent)			5.00%
Target share future buyback | €			€ 300,000,000
Equity holders of the parent
Shares of the Parent Company
Number of shares issued			5,632,297,576		5,632,297,576	5,675,461,159
Reconciliation of the number of shares outstanding
Acquisition of treasury shares | €					€ 312,000,000